Document and Entity Information	Aug. 01, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001692376
Document Type	8-K
Document Period End Date	Aug. 01, 2024
Entity Registrant Name	Velocity Financial, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39183
Entity Tax Identification Number	46-0659719
Entity Address, Address Line One	2945 Townsgate Road
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Westlake Village
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91361
City Area Code	(818)
Local Phone Number	532-3700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	VEL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false